UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     November 05, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $1,566,870 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    79421  1149860 SH       SOLE                   964260            185600
Accenture Ltd.                 COM              G1150G111    25646  1147995 SH       SOLE                   958695            189300
American International Group,  COM              026874107    80092  1388076 SH       SOLE                  1160702            227374
American International Group,  COM              026874107     6088   105512 SH       DEFINED 01             105512
American Standard Companies In COM              029712106    75044   890725 SH       SOLE                   745925            144800
American Standard Companies In COM              029712106     4507    53500 SH       DEFINED 01              53500
Apogent Technologies Inc.      COM              03760A101    23028  1103950 SH       SOLE                   922150            181800
Apogent Technologies Inc.      COM              03760A101     2086   100000 SH       DEFINED 01             100000
Aramark Corp Cl B              COM              038521100    22890   914515 SH       SOLE                   761515            153000
Aramark Corp Cl B              COM              038521100     5006   200000 SH       DEFINED 01             200000
Avery Dennison Corp.           COM              053611109    23339   461970 SH       SOLE                   384670             77300
Baker Hughes Inc.              COM              057224107    10432   352535 SH       SOLE                   296635             55900
Baker Hughes Inc.              COM              057224107     2959   100000 SH       DEFINED 01             100000
Bank of New York Inc.          COM              064057102     2911   100000 SH       DEFINED 01             100000
Bank of New York Inc.          COM              064057102    34498  1185075 SH       SOLE                   992375            192700
Black & Decker Corp            COM              091797100     4055   100000 SH       DEFINED 01             100000
Black & Decker Corp            COM              091797100    29375   724410 SH       SOLE                   609410            115000
Bombardier Inc. Cl B           COM              097751200     2099   500000 SH       DEFINED 01             500000
Brunswick Corp.                COM              117043109    41299  1608205 SH       SOLE                  1342305            265900
Cablevision Systems Cl A       COM              12686C109     8195   452770 SH       SOLE                   379770             73000
Cardinal Health Inc.           COM              14149Y108    29640   507615 SH       SOLE                   426415             81200
Cardinal Health Inc.           COM              14149Y108     5839   100000 SH       DEFINED 01             100000
Cendant Corp.                  COM              151313103     3271   175000 SH       DEFINED 01             175000
Cendant Corp.                  COM              151313103    30133  1612270 SH       SOLE                  1348870            263400
Cigna Corp                     COM              125509109    42838   959425 SH       SOLE                   804425            155000
Cigna Corp                     COM              125509109     4242    95000 SH       DEFINED 01              95000
Citigroup Inc.                 COM              172967101    92288  2027871 SH       SOLE                  1705145            322726
Citigroup Inc.                 COM              172967101     6435   141402 SH       DEFINED 01             141402
Cooper Cameron Corp.           COM              216640102    33442   723695 SH       SOLE                   605495            118200
CVS Corporation                COM              126650100     4659   150000 SH       DEFINED 01             150000
CVS Corporation                COM              126650100    47885  1541700 SH       SOLE                  1290000            251700
Darden Restaurants Inc.        COM              237194105    25140  1323170 SH       SOLE                  1106170            217000
Darden Restaurants Inc.        COM              237194105     3800   200000 SH       DEFINED 01             200000
Eaton Corp.                    COM              278058102    39221   442570 SH       SOLE                   370970             71600
El Paso Corp.                  COM              28336L109     2920   400000 SH       DEFINED 01             400000
Fox Entertainment Group Inc.   COM              35138T107    33097  1182450 SH       SOLE                   988350            194100
Goldman Sachs Group Inc.       COM              38141G104    55710   664010 SH       SOLE                   553910            110100
HCA Inc.                       COM              404119109     5529   150000 SH       DEFINED 01             150000
HCA Inc.                       COM              404119109    36142   980510 SH       SOLE                   816910            163600
Illinois Tool Works            COM              452308109    39359   594010 SH       SOLE                   497710             96300
International Business Machine COM              459200101    52209   591065 SH       SOLE                   495665             95400
Janus Capital Group Inc.       COM              47102X105    16651  1191885 SH       SOLE                  1009985            181900
Koninklijke Philips Electronic COM              500472303    26489  1155722 SH       SOLE                   961622            194100
Laboratory Corp of America Hol COM              50540R409    28444   991085 SH       SOLE                   830485            160600
Laboratory Corp of America Hol COM              50540R409     4305   150000 SH       DEFINED 01             150000
Mattel Inc.                    COM              577081102    27958  1474600 SH       SOLE                  1224400            250200
McDonalds Corp.                COM              580135101    21143   898157 SH       SOLE                   749757            148400
Motorola Inc.                  COM              620076109    15880  1328911 SH       SOLE                  1114111            214800
Nike Inc. Cl B                 COM              654106103    40456   665175 SH       SOLE                   556875            108300
Nike Inc. Cl B                 COM              654106103     3345    55000 SH       DEFINED 01              55000
Procter & Gamble Co.           COM              742718109      232     2500 SH       SOLE                     2500
Schlumberger Ltd.              COM              806857108    18730   386989 SH       SOLE                   324789             62200
SPX Corp.                      COM              784635104    44870   990935 SH       SOLE                   829335            161600
SPX Corp.                      COM              784635104     6249   138000 SH       DEFINED 01             138000
United Technologies Corp.      COM              913017109    24390   315600 SH       SOLE                   257700             57900
Viacom Inc Cl B                COM              925524308    55391  1446235 SH       SOLE                  1214835            231400
Viacom Inc Cl B                COM              925524308     3830   100000 SH       DEFINED 01             100000
Walt Disney Co.                COM              254687106    37552  1861781 SH       SOLE                  1563781            298000
Wells Fargo & Co.              COM              949746101    32792   636745 SH       SOLE                   532445            104300
Wells Fargo & Co.              COM              949746101     5150   100000 SH       DEFINED 01             100000
Whirlpool Inc.                 COM              963320106    33856   499575 SH       SOLE                   419075             80500
Whirlpool Inc.                 COM              963320106     3483    51400 SH       DEFINED 01              51400
York Intl Corp New             COM              986670107    38905  1124745 SH       SOLE                   946720            178025
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